Summary of significant accounting policies - IFRS 15 (Details) - EUR (€) € in Thousands		3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Jan. 01, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Significant accounting policies
Total assets		€ 59,769	€ 64,471	€ 67,544	€ 67,002	[1]	€ 58,643		€ 59,116	€ 61,539	€ 64,471	€ 59,116	€ 59,769	€ 58,643		€ 67,002	[1]
Current assets		30,086	35,158	37,930	37,494	[1]	29,653		30,816	33,536	35,158	30,816	30,086	29,653		37,494	[1]
Trade receivables	€ 5,270	4,727			5,093	[1]							4,727			5,093	[1]
Total equity and liabilities		59,769	64,471	67,544	67,002	[1]	58,643		59,116	61,539	64,471	59,116	59,769	58,643		67,002	[1]
Current liabilities		7,557			6,576	[1]							7,557			6,576	[1]
Deferred income		21			271	[1]							21			271	[1]
Contract liabilities		1,366											1,366
Other liabilities and provisions		1,980			2,084	[1]							1,980			2,084	[1]
Equity		35,630	39,267	42,060	43,889	[1]	45,935	[2]	46,762	49,055	39,267	46,762	35,630	45,935	[2]	43,889	[1]	€ 51,536
Accumulated deficit		(46,111)	(42,324)	(39,382)	(37,509)	[1]	(35,209)		(34,188)	(31,465)	(42,324)	(34,188)	(46,111)	(35,209)		(37,509)	[1]
Revenues		7,121					7,387	[3]					17,435	17,070	[3]
Impairment loss on trade receivables													(10)
Operating loss		(2,761)	(2,404)	(2,388)	(2,475)		(990)	[3]	(2,731)	(2,453)	(4,794)	(5,184)	(7,555)	(6,174)	[3]	(8,649)
Loss before income tax		(3,803)					(1,026)	[3]					(8,457)	(6,252)	[3]
Net loss		(3,797)	(2,949)	(1,716)	(2,302)		(1,026)	[3]	(2,730)	(2,496)	(4,667)	(5,226)	(8,464)	(6,252)	[3],[4]	(8,554)
Total comprehensive loss		(3,815)	€ (2,961)	€ (1,795)	(2,194)		€ (959)	[3]	€ (2,415)	€ (2,481)	€ (4,758)	€ (4,896)	(8,573)	€ (5,855)	[3]	(8,049)
IFRS 15-Revenue from Contracts with Customers
Significant accounting policies
Total assets		(327)											(327)
Current assets		(327)											(327)
Trade receivables		(327)											(327)
Total equity and liabilities		(327)											(327)
Current liabilities		(554)											(554)
Deferred income		256											256
Contract liabilities		(1,366)											(1,366)
Other liabilities and provisions		556											556
Equity		227			(100)								227			(100)
Accumulated deficit	(100)	227											227
Revenues	€ (100)												127
Impairment loss on trade receivables													10
Operating loss													137
Loss before income tax													137
Net loss													137
Total comprehensive loss													137
Previously stated
Significant accounting policies
Total assets		59,442											59,442
Current assets		29,759											29,759
Trade receivables		4,400											4,400
Total equity and liabilities		59,442											59,442
Current liabilities		7,003											7,003
Deferred income		277											277
Other liabilities and provisions		2,536											2,536
Equity		35,857			€ 43,889	[2]							35,857			€ 43,889	[2]
Accumulated deficit		€ (45,884)											(45,884)
Revenues													17,562
Operating loss													(7,418)
Loss before income tax													(8,320)
Net loss													(8,327)
Total comprehensive loss													€ (8,436)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[2]	Comparative figures for the 9-month period ended September 30, 2017 and for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[3]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[4]	Comparative figures for the 9-month period ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.